STOCKHOLDERS’ EQUITY (Details) - Schedule of options outstanding and exercisable - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Options Outstanding, Number Outstanding	46,316,666
Options Outstanding, Weighted Average Remaining Contractual life in years	9 years 2 months 8 days	9 years 7 months 17 days
Options Outstanding, Weighted Average Exercise Price	$ 0.15	$ 0.15
Options Exercisable, Number Exercisable	36,733,333
Options Exercisable ,Weighted Average Exercise Price	$ 0.15
Options Exercisable, Weighted Average Remaining Contractual life in years	9 years 3 months 7 days	9 years 7 months 13 days
Exercise Price 0.04 [Member]
Options Outstanding, Exercise Price	$ 0.04
Options Outstanding, Number Outstanding	800,000
Options Outstanding, Weighted Average Remaining Contractual life in years	9 years 11 months 15 days
Options Exercisable, Number Exercisable	800,000
Options Exercisable, Weighted Average Remaining Contractual life in years	9 years 11 months 15 days
Exercise Price 0.15 [Member]
Options Outstanding, Exercise Price	$ 0.15	$ 0.15
Options Outstanding, Number Outstanding	45,208,333
Options Outstanding, Weighted Average Remaining Contractual life in years	9 years 2 months 8 days	9 years 7 months 20 days
Options Exercisable, Number Exercisable	35,625,000
Options Exercisable, Weighted Average Remaining Contractual life in years	9 years 3 months 7 days	9 years 7 months 20 days
Exercise Price 0.24 [Member]
Options Outstanding, Exercise Price	$ 0.24	$ 0.24
Options Outstanding, Number Outstanding	208,333
Options Outstanding, Weighted Average Remaining Contractual life in years	8 years 4 months 24 days	9 years 1 month 24 days
Options Exercisable, Number Exercisable	208,333
Options Exercisable, Weighted Average Remaining Contractual life in years	8 years 4 months 24 days	9 years 1 month 24 days
Exercise Price 0.40 [Member]
Options Outstanding, Exercise Price	$ 0.4	$ 0.4
Options Outstanding, Number Outstanding	100,000
Options Outstanding, Weighted Average Remaining Contractual life in years	6 years 3 months	6 years 11 months 26 days
Options Exercisable, Number Exercisable	100,000
Options Exercisable, Weighted Average Remaining Contractual life in years	6 years 3 months	6 years 11 months 26 days